IFRS 7 Disclosure	9 Months Ended
Jul. 31, 2022
IFRS 7 Disclosure [Abstract]
IFRS 7 Disclosure
MARKET RISK
Market risk capital is calculated using internal models and comprises three components:
(1) Value-at-Risk
(VaR); (2) Stressed VaR; and (3) Incremental Risk Charge (IRC). In addition, the Bank calculates market risk capital using the Standardized approach for a limited number of portfolios.
Calculating VaR
The Bank computes total VaR on a daily basis by combining the General Market Risk (GMR) and Idiosyncratic
Debt
Specific Risk (IDSR) associated with the Bank’s trading positions.
GMR is determined by creating a distribution of potential changes in the market value of the current portfolio using historical simulation. The Bank values the current portfolio using the market price and rate changes of the most recent 259 trading days for equity, interest rate, foreign exchange, credit, and commodity products. GMR is computed as the threshold level that portfolio losses are not expected to exceed more than one out of every 100 trading days. A one-day
holding period is used for GMR calculation, which is scaled up to ten days for regulatory capital calculation purposes.
IDSR measures idiosyncratic (single-name) credit spread risk for credit exposures in the trading portfolio using Monte Carlo simulation. The IDSR model is based on the historical behaviour of five-year idiosyncratic credit spreads. Similar to GMR, IDSR is computed as the threshold level that portfolio losses are not expected to exceed more than one out of every 100 trading days. IDSR is measured for a ten-day
holding period.
The following graph discloses daily
one-day
VaR usage and trading net revenue, reported on a taxable equivalent basis, within Wholesale Banking. Trading net revenue includes trading income and net interest income related to positions within the Bank’s market risk capital trading books. For the quarter ended July 31, 2022, there were 11 days of trading losses and trading net revenue was positive for 83% of the trading days, reflecting normal trading activity. Losses in the quarter did not exceed VaR on any trading day.

VaR is a valuable risk measure but it should be used in the context of its limitations, for example:
•	VaR uses historical data to estimate future events, which limits its forecasting abilities;
•	it does not provide information on losses beyond the selected confidence level; and
•	it assumes that all positions can be liquidated during the holding period used for VaR calculation.
The Bank continuously improves its VaR methodologies and incorporates new risk measures in line with market conventions, industry best practices, and regulatory requirements.
To mitigate some of the shortcomings of VaR, the Bank uses additional metrics designed for risk management and capital purposes. These include Stressed VaR, IRC, Stress Testing Framework, as well as limits based on the sensitivity to various market risk factors.
Calculating Stressed VaR
In addition to VaR, the Bank also calculates Stressed VaR, which includes Stressed GMR and Stressed IDSR. Stressed VaR is designed to measure the adverse impact that potential changes in market rates and prices could have on the value of a portfolio over a specified period of stressed market conditions. Stressed VaR is determined using similar techniques and assumptions in GMR and IDSR VaR. However, instead of using the most recent 259 trading days (one year), the Bank uses a selected year of stressed market conditions. In the third quarter of 2022, Stressed VaR was calculated using the one-year
period that includes the 2008 financial crisis. The appropriate historical one-year
period to use for Stressed VaR is determined on a quarterly basis. Stressed VaR is a part of regulatory capital requirements.
Calculating the Incremental Risk Charge
The IRC is applied to all instruments in the trading book subject to migration and default risk. Migration risk represents the risk of changes in the credit ratings of the Bank’s exposures. TD applies a Monte Carlo simulation with a one-year
horizon and a 99.9% confidence level to determine IRC, which is consistent with regulatory requirements. IRC is based on a “constant level of risk” assumption, which requires banks to assign a liquidity horizon to positions that are subject to IRC. IRC is a part of regulatory capital requirements.
The following table presents the end of quarter, average, high, and low usage of TD’s portfolio metrics
.

TABLE 29:   PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	For the three months ended							For the nine months ended
	July 31 2022					April 30 2022	July 31 2021	July 31 2022	July 31 2021
	As at	Average	High		Low	Average	Average	Average	Average

Interest rate risk	$29.9	$21.5	$35.2		$12.3	$22.5	$12.5	$20.5	$17.4
Credit spread risk	27.4	29.6	38.4		22.0	20.0	8.2	20.6	17.3
Equity risk	11.6	15.6	24.3		11.1	13.8	9.0	13.5	9.8
Foreign exchange risk	2.7	3.0	5.4		1.3	1.4	1.4	1.9	2.1
Commodity risk	6.9	6.0	8.8		4.1	4.5	3.5	5.1	4.9
Idiosyncratic debt specific risk	50.4	45.0	56.7		35.5	31.1	24.4	32.9	28.8
Diversification effect 1	(69.0)	(67.4)	n/m	2	n/m	(54.9)	(30.2)	(54.4)	(48.0)
Total Value-at-Risk (one-day)	59.9	53.3	64.2		45.0	38.4	28.8	40.1	32.3
Stressed Value-at-Risk (one-day)	79.6	82.7	90.1		72.7	81.1	38.4	77.7	35.6
Incremental Risk Capital Charge (one-year)	$222.9	$240.3	$310.9		$190.9	$289.3	$339.3	$285.3	$353.0
1	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
2	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Average VaR increased both quarter-over-quarter and year-over-year due to widening of credit spreads, market volatility and changes in bond positions. Average Stressed VaR increased compared to same quarter last year due to widening of credit spreads as well as changes in bond positions.
Average IRC decreased both compared to last quarter and same quarter last year due to changes in bond positions across certain sectors.
Validation of VaR Model
The Bank uses a back-testing process to compare the actual and theoretical profit and losses to VaR to ensure that they are consistent with the statistical results of the VaR model. The theoretical profit or loss is generated using the daily price movements on the assumption that there is no change in the composition of the portfolio. Validation of the IRC model must follow a different approach since the one-year
horizon and 99.9% confidence level preclude standard back-testing techniques. Instead, key parameters of the IRC model such as transition and correlation matrices are subject to independent validation by benchmarking against external study results or through analysis using internal or external data.
Structural
(Non-Trading)
Interest Rate Risk
The Bank’s structural interest rate risk arises from traditional personal and commercial banking activity and is generally the result of mismatches between the maturities and repricing dates of the Bank’s assets and liabilities. The measurement of interest rate risk in the banking book does not include exposures from TD’s Wholesale Banking or Insurance businesses.
The primary measures for this risk are Economic Value of Shareholders’ Equity (EVE) Sensitivity and Net Interest Income Sensitivity (NIIS).
The EVE Sensitivity measures the impact of a specified interest rate shock to the change in the net present value of the Bank’s banking book assets, liabilities, and certain off-balance
sheet items. It reflects a measurement of the potential present value impact on shareholders’ equity without an assumed term profile for the management of the Bank’s own equity and excludes product margins.
The NIIS measures the NII change over a twelve-month horizon for a specified change in interest rates for banking book assets, liabilities, and certain off-balance
sheet items assuming a constant balance sheet over the period.
The Bank’s Market Risk policy sets overall limits on the structural interest rate risk measures. These limits are periodically reviewed and approved by the Risk Committee. In addition to the Board policy limits, book-level risk limits are set for the Bank’s management of non-trading
interest rate risk by Risk Management. Exposures against these limits are routinely monitored and reported, and breaches of the Board limits, if any, are escalated to both the Asset/Liability and Capital Committee (ALCO) and the Risk Committee.
The following table shows the potential
before-tax
impact of an immediate and sustained 100 bps increase or decrease in interest rates on the EVE and NIIS measures. Interest rate floors are applied by currency to the decrease in rates such that they do not exceed expected lower bounds, with the most material currencies set to a floor of
-25
bps.
T
ABLE 30:  STRUC
T
URAL INTEREST RATE SENSITIVITY MEASURES

(millions of Canadian dollars)									As at
	July 31, 2022						April 30, 2022		October 31, 2021
	EVE Sensitivity			NII Sensitivity 1,2			EVE Sensitivity	NII Sensitivity 1,2	EVE Sensitivity	NII Sensitivity 1
	Canada	U.S.	Total	Canada	U.S.	Total	Total	Total	Total	Total
Before-tax impact of

100 bps increase in rates	$(116)	$(1,213)	$(1,329)	$702	$589	$1,291	$(1,293)	$1,545	$(1,368)	$1,857
100 bps decrease in rates	(8)	1,148	1,140	(765)	(666)	(1,431)	1,149	(1,574)	338	(1,101)
1	Represents the twelve-month net interest income (NII) exposure to an immediate and sustained shock in rates.
2
Results are presented inclusive of the interest rate swaps de-designated from hedge accounting relationships to mitigate the impacts of interest rate volatility to closing capital of the First Horizon acquisition. Including these has no impact to the quarter-over-quarter results as these were existing hedges which economically hedge the Bank’s non-trading market risk and as such continue to be included in these measures.

As at July 31, 2022, an immediate and sustained 100 bps increase in interest rates would have had a negative impact to the Bank’s EVE of $1,329 million, an increase of $36 million from last quarter, and a positive impact to the Bank’s NII of $1,291 million, a decrease of $254 million from last quarter. An immediate and sustained 100 bps decrease in interest rates would have had a positive impact to the Bank’s EVE of $1,140 million, a decrease o
f $
9
 million from last quarter, and a negative impact to the Bank’s NII of $
1,431
 million, a

de
crease of $
143

million from last quarter. The quarter-over-quarter increase in up shock EVE is primarily due to a small increase in rate sensitivity in the Canadian region. The quarter-over-quarter decrease in down shock NII Sensitivity is primarily due to rising deposit betas
and
changes in deposit composition, partially offset
by an
increase in the effective shock given the increased level of rates and the measurement using a -25 bps floor.
Liquidity Risk
Liquidity risk is the risk of having insufficient cash or collateral to meet financial obligations and an inability to, in a timely manner, raise funding or monetize assets at a non-distressed
price. Financial obligations can arise from deposit withdrawals, debt maturities, commitments to provide credit or liquidity support, or the need to pledge additional collateral.
TD’S LIQUIDITY RISK APPETITE
The Bank maintains a prudent and disciplined approach to managing its potential exposure to liquidity risk. The Bank targets a
90-day
survival horizon under a combined bank-specific and market-wide stress scenario, and a minimum buffer over regulatory requirements prescribed by OSFI’s Liquidity Adequacy Requirements (LAR) guidelines. Under the LAR guidelines, Canadian banks are required to maintain a Liquidity Coverage Ratio (LCR) at the minimum of 100% other than during periods of financial stress and to maintain a Net Stable Funding Ratio (NSFR) at the minimum of 100%. The Bank’s funding program emphasizes maximizing deposits as a core source of funding and having ready access to wholesale funding markets across diversified terms, funding types, and currencies that is designed to ensure low exposure to a sudden contraction of wholesale funding capacity and to minimize structural liquidity gaps. The Bank also maintains a contingency funding plan to enhance preparedness for recovery from potential liquidity stress events. The Bank’s strategies and actions comprise an integrated liquidity risk management program that is designed to ensure low exposure to liquidity risk and compliance with regulatory requirements.
LIQUIDITY RISK MANAGEMENT RESPONSIBILITY
The Bank’s ALCO oversees the Bank’s liquidity risk management program. It ensures there are effective management structures and practices in place to properly measure and manage liquidity risk. The Global Liquidity & Funding Committee, a subcommittee of the ALCO comprised of senior management from Treasury and Balance Sheet Management (TBSM), Risk Management and Wholesale Banking, identifies and monitors the Bank’s liquidity risks. The management of liquidity risk is the responsibility of the SET member responsible for TBSM, while oversight and challenge is provided by the ALCO and independently by Risk Management. The Risk Committee regularly reviews the Bank’s liquidity position and approves the Bank’s Liquidity Risk Management Framework bi-annually
and the related policies annually.
The Bank has established TD Group US Holding LLC (TDGUS) as TD’s U.S. Intermediate Holding Company (IHC), as well as a Combined U.S. Operations (CUSO) reporting unit that consists of the IHC and TD’s U.S. branch and agency network. Both TDGUS and CUSO are managed to the U.S. Enhanced Prudential Standards liquidity requirements in addition to the Bank’s liquidity management framework.
The Bank’s liquidity risk appetite and liquidity risk management approach have not substantially changed from that described in the Bank’s 2021 Annual Report. For a complete discussion of liquidity risk, refer to the “Liquidity Risk” section in the Bank’s 2021 Annual Report.
Liquid assets
The unencumbered liquid assets the Bank holds to meet its liquidity requirements must be high-quality securities that the Bank believes can be monetized quickly in stress conditions with minimum loss in market value. The liquidity value of unencumbered liquid assets considers estimated market or trading depths, settlement timing, and/or other identified impediments to potential sale or pledging. Overall, the Bank expects any reduction in market value of its liquid asset portfolio to be modest given the underlying high credit quality and demonstrated liquidity.
Assets held by the Bank to meet liquidity requirements are summarized in the following tables. The tables do not include assets held within the Bank’s insurance businesses as these are used to support insurance-specific liabilities and capital requirements.
TABLE 31:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
1,2

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
	July 31, 2022
Cash and central bank reserves	$45,458	$–	$45,458	5%	$583	$44,875
Canadian government obligations	23,907	78,952	102,859	12	64,016	38,843
National Housing Act Mortgage-Backed Securities (NHA MBS)	24,860	75	24,935	3	1,064	23,871
Obligations of provincial governments, public sector entities and multilateral development banks 3	38,205	26,300	64,505	7	36,509	27,996
Corporate issuer obligations	8,867	4,832	13,699	2	3,297	10,402

Equities	13,418	3,802	17,220	2	10,936	6,284
Total Canadian dollar-denominated	154,715	113,961	268,676	31	116,405	152,271
Cash and central bank reserves	81,299	–	81,299	9	1,328	79,971
U.S. government obligations	89,546	51,432	140,978	16	44,356	96,622
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	87,636	6,029	93,665	11	18,629	75,036
Obligations of other sovereigns, public sector entities and multilateral development banks 3	64,313	61,939	126,252	15	56,991	69,261
Corporate issuer obligations	95,205	4,027	99,232	11	11,291	87,941

Equities	29,475	30,582	60,057	7	38,294	21,763
Total non-Canadian dollar-denominated	447,474	154,009	601,483	69	170,889	430,594
Total	$602,189	$267,970	$870,159	100%	$287,294	$582,865

	October 31, 2021
Cash and central bank reserves	$70,271	$–	$70,271	8%	$798	$69,473
Canadian government obligations	26,176	92,825	119,001	14	83,456	35,545
NHA MBS	23,615	2	23,617	3	1,104	22,513
Obligations of provincial governments, public sector entities and multilateral development banks 3	30,213	24,808	55,021	6	37,142	17,879
Corporate issuer obligations	9,062	3,775	12,837	1	2,542	10,295

Equities	14,558	3,589	18,147	2	9,110	9,037
Total Canadian dollar-denominated	173,895	124,999	298,894	34	134,152	164,742
Cash and central bank reserves	84,956	–	84,956	10	120	84,836
U.S. government obligations	83,386	44,924	128,310	15	34,903	93,407
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	74,898	5,082	79,980	9	18,949	61,031
Obligations of other sovereigns, public sector entities and multilateral development banks 3	63,400	60,623	124,023	14	57,530	66,493
Corporate issuer obligations	79,108	3,143	82,251	9	10,268	71,983

Equities	41,961	33,280	75,241	9	38,077	37,164
Total non-Canadian dollar-denominated	427,709	147,052	574,761	66	159,847	414,914
Total	$601,604	$272,051	$873,655	100%	$293,999	$579,656
1	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.
2	Positions stated include gross asset values pertaining to securities financing transactions.
3	Includes debt obligations issued or guaranteed by these entities.
Unencumbered liquid assets held in The Toronto-Dominion Bank and multiple domestic and foreign subsidiaries (excluding insurance subsidiaries) and branches are summarized in the following table.
TABLE 3
2
:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	July 31 2022	October 31 2021
The Toronto-Dominion Bank (Parent)	$185,914	$204,543
Bank subsidiaries	354,808	360,569

Foreign branches	42,143	14,544
Total	$582,865	$579,656

FUNDING
The Bank has access to a variety of unsecured and secured funding sources. The Bank’s funding activities are conducted in accordance with the liquidity management policy that requires assets be funded to the appropriate term and to a prudent diversification profile.
The Bank’s primary approach to managing funding activities is to maximize the use of deposits raised through personal
and
commercial banking channels. The following table illustrates the Bank’s large base of personal and commercial, wealth, and Schwab sweep deposits (collectively, “P&C deposits”) that make up over 70% of the Bank’s total funding.

TABLE 40:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)		As at
	July 31 2022	October 31 2021
P&C deposits – Canadian Retail	$522,299	$519,466

P&C deposits – U.S. Retail 1	490,147	472,742
Total	$1,012,446	$992,208
1	P&C deposits in U.S. Retail are presented on a CAD equivalent basis and therefore period-over-period movements reflect both underlying growth and changes in the foreign exchange rate.
WHOLESALE FUNDING
The Bank maintains various registered external wholesale term (greater than 1 year) funding programs to provide access to diversified funding sources, including asset securitization, covered bonds, and unsecured wholesale debt. The Bank raises term funding through Senior Notes, NHA MBS, and notes backed by credit card receivables (Evergreen Credit Card Trust) and home equity lines of credit (Genesis Trust II). The Bank’s wholesale funding is diversified by geography, by currency, and by funding types. The Bank raises short-term (1 year and less) funding using certificates of deposit, commercial paper, and bankers’ acceptances.
The Bank maintains depositor concentration limits in respect of short-term wholesale deposits so that it is not overly reliant on individual depositors for funding. The Bank further limits short-term wholesale funding maturity concentration in an effort to mitigate refinancing risk during a stress event.
MATURITY ANALYSIS OF ASSETS, LIABILITIES, AND
OFF-BALANCE
SHEET COMMITMENTS
The following table summarizes
on-balance
sheet and
off-balance
sheet categories by remaining contractual maturity.
Off-balance
sheet commitments include contractual obligations to make future payments on certain lease-related commitments, certain purchase obligations, and other liabilities. The values of credit instruments reported in the following table represent the maximum amount of additional credit that the Bank could be obligated to extend should such instruments be fully drawn or utilized. Since a significant portion of guarantees and commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of expected future liquidity requirements. These contractual obligations have an impact on the Bank’s short-term and long-term liquidity and capital resource needs.
The maturity analysis presented does not depict the degree of the Bank’s maturity transformation or the Bank’s exposure to interest rate and liquidity risk. The Bank ensures that assets are appropriately funded to protect against borrowing cost volatility and potential reductions to funding market availability. The Bank utilizes stable non-maturity
deposits (chequing and savings accounts) and term deposits as the primary source of long-term funding for the Bank’s non-trading
assets including personal and business term loans and the stable balance of revolving lines of credit. Additionally, the Bank issues long-term funding in respect of such non-trading
assets and raises short term funding primarily to finance trading assets. The liquidity of trading assets under stressed market conditions is considered when determining the appropriate term of the funding.

TABLE 43:  REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at
	July 31, 2022
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$5,674	$–	$–	$–	$–	$–	$–	$–	$–	$5,674
Interest-bearing deposits with banks	128,306	382	132	–	–	–	–	–	2,505	131,325
Trading loans, securities, and other 1	4,413	6,074	3,836	4,012	4,156	11,984	23,143	25,218	65,297	148,133
Non-trading financial assets at fair value through profit or loss	250	–	–	140	829	3,090	3,664	2,289	1,164	11,426
Derivatives	10,751	13,020	7,892	3,931	2,657	7,841	17,367	12,424	–	75,883
Financial assets designated at fair value through profit or loss	235	195	397	249	408	623	1,339	1,309	–	4,755
Financial assets at fair value through other comprehensive income	2,384	2,042	2,985	973	2,902	6,220	20,756	28,795	4,183	71,240
Debt securities at amortized cost, net of allowance for credit losses	2,761	6,918	5,027	7,033	13,983	28,708	92,897	172,761	(2)	330,086
Securities purchased under reverse repurchase agreements 2	97,702	28,620	15,722	11,218	7,211	56	746	–	–	161,275
Loans
Residential mortgages	970	2,992	5,453	6,235	9,579	30,181	186,505	46,682	–	288,597
Consumer instalment and other personal	535	1,344	1,915	2,596	4,226	15,713	86,868	28,382	59,175	200,754
Credit card	–	–	–	–	–	–	–	–	33,728	33,728

Business and government	25,667	7,701	9,775	9,821	9,246	30,668	78,505	62,644	39,779	273,806

Total loans	27,172	12,037	17,143	18,652	23,051	76,562	351,878	137,708	132,682	796,885

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,040)	(6,040)

Loans, net of allowance for loan losses	27,172	12,037	17,143	18,652	23,051	76,562	351,878	137,708	126,642	790,845
Customers’ liability under acceptances	13,542	6,522	68	1	3	–	–	–	–	20,136
Investment in Schwab	–	–	–	–	–	–	–	–	9,504	9,504
Goodwill 3	–	–	–	–	–	–	–	–	16,730	16,730
Other intangibles 3	–	–	–	–	–	–	–	–	2,194	2,194
Land, buildings, equipment, and other depreciable assets 3	–	–	3	14	14	233	766	2,958	5,110	9,098
Deferred tax assets	–	–	–	–	–	–	–	–	2,105	2,105
Amounts receivable from brokers, dealers, and clients	26,727	–	–	–	–	–	–	–	–	26,727

Other assets	3,764	1,094	619	5,237	383	64	76	70	12,368	23,675
Total assets	$323,681	$76,904	$53,824	$51,460	$55,597	$135,381	$512,632	$383,532	$247,800	$1,840,811

Liabilities
Trading deposits	$681	$1,355	$4,826	$1,501	$1,769	$3,453	$3,941	$1,078	$–	$18,604
Derivatives	10,398	13,336	7,437	4,663	2,586	8,073	13,293	13,174	–	72,960
Securitization liabilities at fair value	–	299	1,219	216	444	2,851	4,980	2,662	–	12,671
Financial liabilities designated at fair value through profit or loss	19,286	29,133	32,443	27,300	31,551	50	1	3	38	139,805
Deposits 4,5
Personal	4,592	7,058	8,220	9,460	11,163	11,011	10,713	244	602,819	665,280
Banks	19,021	332	97	1	–	–	2	4	10,944	30,401

Business and government	31,002	8,685	11,290	8,403	19,418	23,222	57,873	11,091	335,071	506,055

Total deposits	54,615	16,075	19,607	17,864	30,581	34,233	68,588	11,339	948,834	1,201,736
Acceptances	13,542	6,522	68	1	3	–	–	–	–	20,136
Obligations related to securities sold short 1	393	2,688	3,288	662	2,666	6,543	15,562	14,896	3,370	50,068
Obligations related to securities sold under repurchase agreements 2	107,593	16,944	2,210	155	–	44	–	–	–	126,946
Securitization liabilities at amortized cost	–	405	584	394	611	3,810	6,337	3,087	–	15,228
Amounts payable to brokers, dealers, and clients	29,997	–	–	–	–	–	–	–	–	29,997
Insurance-related liabilities	148	297	443	442	479	958	1,487	733	2,565	7,552
Other liabilities	12,360	1,763	1,531	1,552	424	1,151	2,145	3,944	6,380	31,250

Subordinated notes and debentures	–	–	–	–	–	–	200	11,066	–	11,266

Equity	–	–	–	–	–	–	–	–	102,592	102,592
Total liabilities and equity	$249,013	$88,817	$73,656	$54,750	$71,114	$61,166	$116,534	$61,982	$1,063,779	$1,840,811
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$15,129	$22,484	$21,693	$18,053	$19,294	$39,803	$127,871	$4,032	$1,374	$269,733
Other commitments 8	94	173	277	179	211	540	1,302	435	8	3,219

Unconsolidated structured entity commitments	–	–	1,810	642	186	584	10	–	–	3,232
Total off-balance sheet commitments	$15,223	$22,657	$23,780	$18,874	$19,691	$40,927	$129,183	$4,467	$1,382	$276,184

1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been recorded as having ‘no specific maturity’
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $31 billion of covered bonds with remaining contractual maturities of $2 billion in ‘over
3
 month
s
to
6
 months’, $5 billion in ‘over 6 months to 9 months’, $1 billion in ‘over 9 months to 1 year’, $5 billion in ‘over 1 to 2 years’,
 and
$18 billion in ‘over 2 to 5
years’

6	Includes $418 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.

(millions of Canadian dollars)	As at
	October 31, 2021
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total
Assets
Cash and due from banks	$5,931	$–	$–	$–	$–	$–	$–	$–	$–	$5,931
Interest-bearing deposits with banks	158,039	373	185	–	–	–	–	–	1,365	159,962
Trading loans, securities, and other 1	2,020	4,382	5,059	2,275	2,874	12,293	21,299	23,119	74,269	147,590
Non-trading financial assets at fair value through profit or loss	58	3	543	1,250	53	745	3,803	1,931	1,004	9,390
Derivatives	6,146	9,393	5,289	2,885	1,818	7,172	10,895	10,829	–	54,427
Financial assets designated at fair value through profit or loss	441	311	187	167	363	851	624	1,620	–	4,564
Financial assets at fair value through other comprehensive income	1,030	6,532	11,881	3,381	2,914	4,089	21,983	22,658	4,598	79,066
Debt securities at amortized cost, net of allowance for credit losses	1,235	6,567	8,180	4,889	4,030	27,819	79,375	136,846	(2)	268,939
Securities purchased under reverse repurchase agreements 2	92,356	30,580	22,332	14,191	7,441	140	244	–	–	167,284
Loans
Residential mortgages	930	2,389	5,050	10,061	10,077	34,004	166,855	38,974	–	268,340
Consumer instalment and other personal	641	987	2,029	4,049	3,254	14,333	81,413	27,126	56,032	189,864
Credit card	–	–	–	–	–	–	–	–	30,738	30,738

Business and government	27,691	5,390	6,707	10,533	8,503	23,332	71,025	61,647	25,242	240,070

Total loans	29,262	8,766	13,786	24,643	21,834	71,669	319,293	127,747	112,012	729,012

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,390)	(6,390)

Loans, net of allowance for loan losses	29,262	8,766	13,786	24,643	21,834	71,669	319,293	127,747	105,622	722,622
Customers’ liability under acceptances	16,039	2,327	76	2	4	–	–	–	–	18,448
Investment in Schwab	–	–	–	–	–	–	–	–	11,112	11,112
Goodwill 3	–	–	–	–	–	–	–	–	16,232	16,232
Other intangibles 3	–	–	–	–	–	–	–	–	2,123	2,123
Land, buildings, equipment, and other depreciable assets 3	–	3	10	4	4	19	466	3,664	5,011	9,181
Deferred tax assets	–	–	–	–	–	–	–	–	2,265	2,265
Amounts receivable from brokers, dealers, and clients	32,357	–	–	–	–	–	–	–	–	32,357

Other assets	3,100	1,049	2,204	159	150	74	112	73	10,258	17,179
Total assets	$348,014	$70,286	$69,732	$53,846	$41,485	$124,871	$458,094	$328,487	$233,857	$1,728,672
Liabilities
Trading deposits	$1,697	$5,373	$4,867	$2,953	$1,196	$2,135	$3,516	$1,154	$–	$22,891
Derivatives	7,387	9,392	4,581	2,969	2,244	7,403	10,792	12,354	–	57,122
Securitization liabilities at fair value	–	538	1,013	514	301	2,814	5,737	2,588	–	13,505
Financial liabilities designated at fair value through profit or loss	23,923	12,526	33,712	28,017	14,678	1,127	1	4	–	113,988
Deposits 4,5
Personal	5,799	9,750	8,491	5,999	6,148	7,611	7,254	29	582,417	633,498
Banks	8,903	338	135	25	–	2	2	4	11,508	20,917

Business and government	15,795	12,080	8,268	5,433	1,311	28,880	37,255	6,079	355,609	470,710

Total deposits	30,497	22,168	16,894	11,457	7,459	36,493	44,511	6,112	949,534	1,125,125
Acceptances	16,039	2,327	76	2	4	–	–	–	–	18,448
Obligations related to securities sold short 1	1,096	729	1,753	1,648	432	4,574	12,640	17,505	2,007	42,384
Obligations related to securities sold under repurchase agreements 2	120,938	13,904	7,255	1,700	272	28	–	–	–	144,097
Securitization liabilities at amortized cost	–	344	414	475	403	3,448	7,043	3,135	–	15,262
Amounts payable to brokers, dealers, and clients	28,993	–	–	–	–	–	–	–	–	28,993
Insurance-related liabilities	158	273	405	405	425	982	1,673	872	2,483	7,676
Other liabilities	9,008	3,106	925	228	767	1,522	1,796	4,815	5,966	28,133

Subordinated notes and debentures	–	–	–	–	–	–	200	11,030	–	11,230

Equity	–	–	–	–	–	–	–	–	99,818	99,818
Total liabilities and equity	$239,736	$70,680	$71,895	$50,368	$28,181	$60,526	$87,909	$59,569	$1,059,808	$1,728,672
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$14,788	$24,189	$23,482	$19,887	$15,616	$38,639	$115,624	$3,789	$1,327	$257,341
Other commitments 8	59	170	185	244	170	591	1,303	541	–	3,263

Unconsolidated structured entity commitments	–	859	20	557	–	127	510	–	–	2,073
Total off-balance sheet commitments	$14,847	$25,218	$23,687	$20,688	$15,786	$39,357	$117,437	$4,330	$1,327	$262,677

1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been recorded as having ‘no specific maturity’.
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $25 billion of covered bonds with remaining contractual maturities of $2 billion in ‘over 1 month to 3 months’, $2 billion in ‘over 3 months to 6 months’, $4 billion in ‘over 6 months to 9 months’, $8 billion in ‘over 1 to 2 years’, $7 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’.

6	Includes $326 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.